SUPPLEMENT TO FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY CALIFORNIA MUNICIPAL TRUST II
FIDELITY CALIFORNIA INSURED MUNICIPAL INCOME FUND
FIDELITY CALIFORNIA MUNICIPAL INCOME FUND
FUNDS OF FIDELITY CALIFORNIA MUNICIPAL TRUST
APRIL 19, 1996 STATEMENT OF ADDITIONAL INFORMATION

The following information replaces   ,     supplements    and
eliminates     similar information found in "Investment Limitations of
Fidelity California Municipal Money Market Fund" beginning on page 2.
   The fund's non-fundamental investment limitation (x) has been eliminated.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces   ,     supplements    and
eliminates     similar information found in "Investment Limitations of
Fidelity California Insured Municipal Income Fund" beginning on page 3.
   The fund's non-fundamental investment limitation (xi) has been eliminated.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces   ,     supplements    and
eliminates     similar information found in "Investment Limitations of
Fidelity California Municipal Income Fund" beginning on page 5.
   The fund's non-fundamental investment limitation (xi) has been eliminated.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces similar information found in "Performance" beginning on page 21.
1996 TAX RATES
                      Taxable Income*   State Combined California
   Federal Income Marginal and Federal Effective
 Single Return Joint Return Tax Bracket Rate Tax Bracket**
$ 24,001 - 25,083     $40,101 - 50,166 28% 6.0% 32.32%
 25,084 - 31,700  50,167 - 63,400 28% 8.0% 33.76%
 31,701 - 58,150  63,401 - 96,900 28% 9.3% 34.70%
 58,151 - 121,300  96,901 - 147,700 31% 9.3% 37.42%
 121,301 - 263,750  147,701 - 263,750 36% 9.3% 41.95%
263,751 +   263,751 +  39.6% 9.3% 45.22%
* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.
If your effective combined federal and state personal tax rate in 1996 is:
       32.32%    33.76%    34.70%    37.42%    41.95%    45.22%

 To match
 these
 tax-free
 yields: Your taxable investment would have to earn the following yield:

 2%     2.96%     3.02%     3.06%     3.20%     3.45%     3.65%

 3%     4.43%     4.53%     4.59%     4.79%     5.17%     5.48%

 4%     5.91%     6.04%     6.13%     6.39%     6.89%     7.30%

 5%     7.39%     7.55%     7.66%     7.99%     8.61%     9.13%

 6%     8.87%     9.06%     9.19%     9.59%     10.34%    10.95%

 7%     10.34%    10.57%    10.72%    11.19%    12.06%    12.78%

 8%     11.82%    12.08%    12.25%    12.78%    13.78%    14.60%

 9%     13.30%    13.59%    13.78%    14.38%    15.50%    16.43%

 10%    14.78%    15.10%    15.31%    15.98%    17.23%    18.25%

 11%    16.25%    16.61%    16.85%    17.58%    18.95%    20.08%

The California income tax rates are those in effect for 1996, however the California income brackets are those in effect for 1995. California law requires that the brackets be adjusted annually for inflation using 100% of the California Consumer Price Index through June of the tax year. As of the date of this Statement of Additional Information, the California Franchise Tax Board had not published the 1996 inflation adjusted tax brackets.
   The following information has been eliminated from "Management Contracts" on page 34.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that each fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses.

SUPPLEMENT TO THE SPARTAN(registered trademark) CALIFORNIA MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY CALIFORNIA MUNICIPAL TRUST II
SPARTAN(registered trademark) CALIFORNIA INTERMEDIATE MUNICIPAL INCOME FUND SPARTAN(registered trademark) CALIFORNIA MUNICIPAL INCOME FUND
FUNDS OF FIDELITY CALIFORNIA MUNICIPAL TRUST
APRIL 19, 1996 STATEMENT OF ADDITIONAL INFORMATION

The following information replaces, supplements and eliminates similar information found in "Investment Limitations of Spartan California Municipal Money Market Fund" beginning on page 2.
   The fund's non-fundamental investment limitation (xi) has been eliminated.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(x) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces, supplements and eliminates similar information found in "Investment Limitations of Spartan California Intermediate Municipal Income Fund" beginning on page 3.
   The fund's non-fundamental investment limitation (xi) has been eliminated.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces   ,     supplements    and eliminates
    similar information found in "Investment Limitations of Spartan California Municipal Income Fund" beginning on page 5.
   The fund's non-fundamental investment limitation (xi) has been eliminated.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces similar information found in "Performance" beginning on page 20.
Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1996.
1996 TAX RATES
                      Taxable Income*   State Combined California
   Federal Income Marginal and Federal Effective
 Single Return Joint Return Tax Bracket Rate Tax Bracket**
$ 24,001 - 25,083     $40,101 - 50,166 28% 6.0% 32.32%
 25,084 - 31,700  50,167 - 63,400 28% 8.0% 33.76%
 31,701 - 58,150  63,401 - 96,900 28% 9.3% 34.70%
 58,151 - 121,300  96,901 - 147,700 31% 9.3% 37.42%
 121,301 - 263,750  147,701 - 263,750 36% 9.3% 41.95%
263,751 +   263,751 +  39.6% 9.3% 45.22%
* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.
If your effective combined federal and state personal tax rate in 1996 is:
       32.32%    33.76%    34.70%    37.42%    41.95%    45.22%

 To match
 these
 tax-free
 yields: Your taxable investment would have to earn the following yield:

 2%     2.96%     3.02%     3.06%     3.20%     3.45%     3.65%

 3%     4.43%     4.53%     4.59%     4.79%     5.17%     5.48%

 4%     5.91%     6.04%     6.13%     6.39%     6.89%     7.30%

 5%     7.39%     7.55%     7.66%     7.99%     8.61%     9.13%

 6%     8.87%     9.06%     9.19%     9.59%     10.34%    10.95%

 7%     10.34%    10.57%    10.72%    11.19%    12.06%    12.78%

 8%     11.82%    12.08%    12.25%    12.78%    13.78%    14.60%

 9%     13.30%    13.59%    13.78%    14.38%    15.50%    16.43%

 10%    14.78%    15.10%    15.31%    15.98%    17.23%    18.25%

 11%    16.25%    16.61%    16.85%    17.58%    18.95%    20.08%

The California income tax rates are those in effect for 1996, however the California income brackets are those in effect for 1995. California law requires that the brackets be adjusted annually for inflation using 100% of the California Consumer Price Index through June of the tax year. As of the date of this Statement of Additional Information, the California Franchise Tax Board had not published the 1996 inflation adjusted tax brackets.
   The following information has been eliminated from "Management Contracts" on page 33.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that each fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses and custodian fees attributable to investments in foreign securities.